INTERMEDIATE MUNICIPAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 31, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: INTERMEDIATE MUNICIPAL TRUST (the “Registrant”)

Federated Intermediate Municipal Trust

Institutional Shares

Class Y Shares

1933 Act File No. 2-98237

1940 Act File No. 811-4314

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 31, 2013, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 53 on July 26, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary